VIA EDGAR TRANSMISSION

December 4, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ARK ETF Trust (the “Registrant”)
File Nos. 333-191019 and 811-22883
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Registrant as certification that the Registrant’s Prospectuses and Statement of Additional Information, each dated November 30, 2017, do not differ from those contained in Post-Effective Amendment No. 11 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 22, 2017.

If you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or kcarter@ark-invest.com.

Very truly yours,

/s/ Kellen Carter

Kellen Carter

155 WEST 19TH ST. 5TH FLOOR NEW YORK, NY 10011 WWW.ARK-INVEST.COM